Offerings	Jul. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	28.11
Maximum Aggregate Offering Price	$ 84,330,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,910.92
Offering Note

(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, par value $0.001 per share (the “Common Stock”) of Ultragenyx Pharmaceutical Inc. (the “Registrant”) that become issuable under the Ultragenyx Pharmaceutical Inc. 2023 Incentive Plan (as amended, the “2023 Plan”) and the Ultragenyx Pharmaceutical Inc. Employment Inducement Plan (as amended, the “Inducement Plan” and together with the 2023 Plan, the “Plans”).

(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Global Select Market, on July 15, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	28.11
Maximum Aggregate Offering Price	$ 14,055,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,151.82
Offering Note

(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, par value $0.001 per share (the “Common Stock”) of Ultragenyx Pharmaceutical Inc. (the “Registrant”) that become issuable under the Ultragenyx Pharmaceutical Inc. 2023 Incentive Plan (as amended, the “2023 Plan”) and the Ultragenyx Pharmaceutical Inc. Employment Inducement Plan (as amended, the “Inducement Plan” and together with the 2023 Plan, the “Plans”).

(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Global Select Market, on July 15, 2025.